Condensed Consolidated Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Continuing operations - diluted	$ (0.01)	$ 0.00	$ (0.01)	$ (0.03)	$ 0.04	$ (0.05)
Discontinued operations - diluted		$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.01)
Weighted average common shares outstanding, Diluted (in Shares)	99,395,304	96,857,408	99,018,232	91,032,045	95,922,218	65,954,691